CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUE
Total revenue	$ 43,065			$ 415,148						$ 324,942	$ 773,866	$ 1,502,759	$ 1,430,789	$ 1,439,270
Hotel operating expenses:
Total hotel expenses	66,555			251,693						268,265	480,179	952,674	900,582	907,301
Property taxes, insurance and other	20,700			21,762						41,172	42,159	84,110	78,355	73,579
Depreciation and amortization	65,016			67,511						131,366	134,689	269,003	258,458	246,731
Impairment charges	27,605			6,533						55,218	6,533	33,628	23,391	10,153
Transaction costs	0			2						0	2	2	11	14
Advisory services fee	10,216			16,281						25,515	32,585	63,632	69,122	53,199
Corporate, general and administrative	4,708			2,917						8,200	5,518	11,107	10,931	13,288
Total expenses	194,800	$ 365,330	$ 347,161	366,699	$ 334,966	$ 349,175	$ 326,601	$ 346,129	$ 318,945	529,736	701,665	1,414,156	1,340,850	1,304,265
Gain (loss) on sale of assets and hotel properties	(6)	23,203	2,362	328	233	81	(9)	412	(9)	3,617	561	26,126	475	14,030
OPERATING INCOME (LOSS)	(151,741)	$ 12,529	$ 29,438	48,777	$ 23,985	$ (5,606)	$ 29,320	$ 43,447	$ 23,253	(201,177)	72,762	114,729	90,414	149,035
Equity in earnings (loss) of unconsolidated entities	(79)			(867)						(158)	(1,930)	(2,307)	867	(5,866)
Interest income	41			785						652	1,566	3,067	3,952	2,202
Other income (expense)	(3,149)			(338)						(1,627)	(654)	10,490	64	(3,422)
Interest expense and amortization of premiums and loan costs	(88,082)			(67,987)						(145,167)	(134,153)	(262,001)	(236,786)	(222,631)
Write-off of premiums, loan costs and exit fees	(1,935)			(90)						(2,030)	(2,152)	(2,841)	(8,847)	(2,845)
Unrealized gain (loss) on marketable securities	479			598						(998)	1,406	1,896	(1,013)	(4,649)
Unrealized gain (loss) on derivatives	192			1,476						4,614	(1,518)	(4,494)	(2,178)	(2,802)
INCOME (LOSS) BEFORE INCOME TAXES	(244,274)			(17,646)						(345,891)	(64,673)	(141,461)	(153,527)	(90,978)
Income tax (expense) benefit	2,188			(3,706)						1,885	(3,301)	(1,218)	(2,782)	2,218
NET INCOME (LOSS)	(242,086)			(21,352)						(344,006)	(67,974)	(142,679)	(156,309)	(88,760)
(Income) loss attributable to noncontrolling interest in consolidated entities	120			(14)						168	12	112	30	110
Net (income) loss attributable to redeemable noncontrolling interests in operating partnership	37,350			5,084						55,021	13,663	28,932	29,313	21,642
NET INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	(204,616)			(16,282)						(288,817)	(54,299)	(113,635)	(126,966)	(67,008)
Preferred dividends	(10,644)			(10,644)						(21,288)	(21,288)	(42,577)	(42,577)	(44,761)
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (215,260)			$ (26,926)						$ (310,105)	$ (75,587)	$ (156,212)	$ (169,543)	$ (122,568)
Basic:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (20.85)			$ (2.73)						$ (30.46)	$ (7.67)	$ (15.77)	$ (17.52)	$ (13.02)
Weighted average common shares outstanding - basic (in shares)	10,312			9,994						10,162	9,968	9,984	9,728	9,521
Diluted:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (20.85)			$ (2.73)						$ (30.46)	$ (7.67)	$ (15.77)	$ (17.52)	$ (13.02)
Weighted average common shares outstanding - diluted (in shares)	10,312	9,997	9,997	9,994	9,941	9,932	9,747	9,689	9,537	10,162	9,968	9,984	9,728	9,521
Total hotel revenue
REVENUE
Total revenue	$ 42,789			$ 414,025						$ 323,894	$ 771,671	$ 1,498,557	$ 1,426,780	$ 1,436,116
Rooms
REVENUE
Total revenue	37,439			328,252						253,246	608,633	1,184,987	1,134,687	1,143,135
Hotel operating expenses:
Total hotel expenses	12,642			68,179						65,108	128,826	258,446	248,139	248,643
Food and beverage
REVENUE
Total revenue	1,197			67,298						49,147	128,359	243,917	224,311	234,777
Hotel operating expenses:
Total hotel expenses	3,463			44,122						38,364	85,445	167,945	156,902	161,683
Other hotel revenue and expenses
REVENUE
Total revenue	4,153			18,475						21,501	34,679	69,653	67,782	58,204
Hotel operating expenses:
Total hotel expenses	46,061			124,609						149,855	238,136	472,437	442,463	444,322
Other
REVENUE
Total revenue	276			1,123						1,048	2,195	4,202	4,009	3,154
Management fees
Hotel operating expenses:
Total hotel expenses	$ 4,389			$ 14,783						$ 14,938	$ 27,772	$ 53,846	$ 53,078	$ 52,653